                                     U. S. Securities and Exchange Commission
                                              Washington, D.C. 20549

                                                    Form 24f-2
                              Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.       Name and Address of Issuer:
Transamerica Investors, Inc.
1150 South Olive Street
Los Angeles, CA  90015

2.       Name of each series or class of funds for which this notice is filed (if the Form is being fied for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.  Investment Company Act File Number                                                          811-9010
     Securities Act File Number                                                                 33-90888

4a.  Last day of fiscal year for which this notice is filed:                                    12/31/00

4b.  Check box if this notice is being filed late (more than 90 calendar days after the end of issuer's fiscal year)

4c.  Check box if this is the last time the issuer will be filing this Form

5.  Calculation of registration fee:
(i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24(f):   $1,369,600,938

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:              $1,223,253,110

(iii) Aggregate price of securities redeemed or repurchased during any prior  fiscal year       $0
ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

(iv) Total available redemption credits (add Items 5(ii) and 5(iii):                            $1,223,253,110

(v) Net sales - If Item 5(i) is greater than Item 5(iv), subtract Item 5(iv) from Item 5(i):    $173,347,828

(vi) Redemption  credits  available  for use in future  years - If  Item 5(i) is less than      $
Item 5(iv), subtract Item 5(iv) from Item 5(i):

(vii) Multiplier for determining registration fee:                                              .00025

(viii) Registration fee due (multiply Item 5(v) by Item 5(vii) - (enter "0" if no fee is due):  $43,337

6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant  to  Rule  243-2 as in effect before
(effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were  registered  pursuant to rule 24e-2 remaining  unsold at the end of the  fiscal  year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.       Interest due - If this Form is being filed more than 90 days after the end of the      $0
     issuer's fiscal year:

8.       Total of the amount of the registration fee due plus any interest due (line 5(viii)    $43,337
     plus line 7):

9.       Date the registration fee and any interest payment was sent to the Commission's lock-box depository:

         Method of Delivery:
         [x] Wire Transfer
         [  ] Mail or other means

SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

                  TRANSAMERICA INVESTORS, INC.

                  By:      ___________________________________________________
                           William T. Miller
                           Treasurer

DATE: March 15, 2001

March 23, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Commissioners:

I refer to the Form 24f-2 dated March 23, 2001 with respect to the Registration Statements on Form N-1A relating to the mutual fund policies funded Transamerica Investors, Inc. File Nos. 33-90888 and 811-9010 (the "Account"). The initial Registration Statement registered an indefinite number of securities of the Account pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Form 24f-2 makes definite the amount of securities of the Account which were so registered under the Registration Statements.

I have examined and relied upon copies of the Registration Statements and all amendments thereto, as well as the Form 24f-2, and I have examined and relied upon originals, or copies certified to my satisfaction, of such corporate records, documents, certificates and other instruments as in my judgment are necessary or appropriate to enable me to render the opinion set forth below.

Based on the foregoing, I am of the opinion that the individual variable annuity policies funded by the Account and the units of interest thereunder, the registration of which the Form 24f-2 makes definite in amount, were duly authorized and legally issued, and are fully-paid and non-assessable.

I hereby consent to the use of this opinion in connection with the filing of the attached Form 24f-2.

Very truly yours,

William T. Miller
Treasurer